Fixed Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 252,684	$ 284,253
Less: accumulated depreciation	(62,914)	(69,947)
Net book value	189,770	214,306
Depreciation expense	13,643	16,374	$ 23,745
Office building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	182,799	195,281
Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	38,153	50,660
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	26,674	32,143
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	3,467	4,440
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,591	$ 1,729